Share Capital, Share Premium, Reserves - Share capital and share premium (Details)															6 Months Ended
	Jun. 30, 2026 EUR (€) € / shares shares	Jun. 10, 2026 EUR (€) € / shares shares	Jun. 09, 2026 EUR (€) € / shares shares	May 20, 2026 EUR (€) € / shares shares	Mar. 02, 2026 EUR (€) € / shares shares	Nov. 20, 2025 EUR (€) € / shares shares	Nov. 18, 2025 EUR (€) € / shares shares	Sep. 26, 2025 EUR (€) € / shares shares	Jul. 08, 2025 EUR (€) € / shares shares	Jun. 13, 2025 EUR (€) € / shares shares	May 12, 2025 EUR (€) € / shares shares	Jul. 07, 2021 EUR (€)	Sep. 21, 2020 EUR (€)	Jan. 01, 2020	Jun. 30, 2026 EUR (€) € / shares shares	Dec. 31, 2025 EUR (€) shares	Jun. 30, 2025 EUR (€) shares	Jan. 01, 2025 EUR (€) shares
Share Capital, Share Premium, Reserves
Stock split ratio														500
Direct-attributable transaction costs												€ 7,600,000	€ 6,500,000		€ 5,659,000
Share capital	€ 7,075,000														€ 7,075,000	€ 6,505,000
Outstanding common shares | shares	100,072,815														100,072,815		37,435,640
Share premium before deduction of transaction costs	€ 440,100,000														€ 440,100,000
Issuance of shares for cash															81,675,000
Issuance of shares on conversion of convertible debt															4,406,000
Equity attributable to owners of parents	€ 83,109,000														€ 83,109,000	€ 49,129,000
Common shares
Share Capital, Share Premium, Reserves
Outstanding common shares | shares	100,072,815														100,072,815	43,026,460	37,435,640	37,427,265
Number of shares issued | shares	146,531	637,164	54,595,394	1,031,323	635,943	292,250	5,189,428	103,642	5,500	6,375	2,000				146,531
Total of shares
Share Capital, Share Premium, Reserves
Outstanding common shares | shares	100,072,815														100,072,815	43,026,460	37,435,640	37,427,265
Number of shares issued | shares	146,531	637,164	54,595,394	1,031,323	635,943	292,250	5,189,428	103,642	5,500	6,375	2,000				146,531
Share capital per share
Share Capital, Share Premium, Reserves
Share capital per share | € / shares	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.17	€ 0.17	€ 0.17	€ 0.17				€ 0.01
Share capital
Share Capital, Share Premium, Reserves
Share capital	€ 7,075,000														€ 7,075,000	€ 6,505,000	€ 6,431,000	€ 6,430,000
Number of shares issued | shares								103,642
Issuance of shares for cash		€ 6,000	€ 546,000			€ 3,000	€ 52,000
Issuance of shares on conversion of convertible debt				€ 10,000	€ 7,000
Exercise of warrants (equity)	1,000							€ 18,000	€ 1,000	€ 1,000
Share premium
Share Capital, Share Premium, Reserves
Direct-attributable transaction costs	5,700,000					1,200,000									5,659,000
Share capital	440,059,000														440,059,000	€ 354,523,000	€ 332,622,000	€ 332,579,000
Issuance of shares for cash		€ 943,000	€ 80,180,000			€ 1,166,000	€ 20,706,000								81,123,000
Issuance of shares on conversion of convertible debt				€ 2,236,000	€ 2,153,000										€ 4,389,000
Exercise of warrants (equity)	€ 24,000							€ 0	€ 29,000	€ 33,000	€ 10,000